Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084